Shareholder Fees - FidelityAdvisorSeriesEquityGrowthFund-PRO	Jan. 29, 2024 USD ($)
FidelityAdvisorSeriesEquityGrowthFund-PRO | Fidelity Advisor Series Equity Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none